Consolidating financial information - Statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidating financial information
(Loss)/profit for the year	£ 1,415	£ (5,248)	£ (1,185)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes	90	(1,049)	(73)
Loss on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk	(126)
Tax (charge)/credit	(10)	288	306
Total - Items that do not qualify for reclassification	(46)	(761)	233
Items that do qualify for reclassification
Available-for-sale financial assets	26	(94)	44
Cash flow hedges	(1,069)	765	(700)
Currency translation	100	1,263	(1,181)
Tax (charge)/credit	256	(106)	108
Total - Items that do qualify for reclassification	(687)	1,828	(1,729)
Other comprehensive (loss)/income after tax	(733)	1,067	(1,496)
Total comprehensive (loss)/income for the year	682	(4,181)	(2,681)
Attributable to:
Non-controlling interests	52	121	370
Preference shareholders	234	260	297
Paid-in equity holders	394	244	88
Dividend access share		1,193
Ordinary shareholders	2	(5,999)	(3,436)
Total comprehensive (loss)/income for the year	682	(4,181)	(2,681)
Inter segment/consolidation adjustments
Consolidating financial information
(Loss)/profit for the year	800	9,403	4,135
Items that do qualify for reclassification
Available-for-sale financial assets	315	(326)	63
Cash flow hedges	(417)	615	(287)
Currency translation	112	644	(1,029)
Tax (charge)/credit	105	(149)	92
Total - Items that do qualify for reclassification	115	784	(1,161)
Other comprehensive (loss)/income after tax	115	784	(1,161)
Total comprehensive (loss)/income for the year	915	10,187	2,974
Attributable to:
Non-controlling interests	52	34	447
Preference shareholders		(23)	(44)
Paid-in equity holders	4	9	9
Ordinary shareholders	375	10,167	2,562
Total comprehensive (loss)/income for the year	915	10,187	2,974
RBSG plc
Consolidating financial information
(Loss)/profit for the year	1,284	(5,409)	(1,982)
Items that do qualify for reclassification
Cash flow hedges	(204)	189	40
Tax (charge)/credit	38	(35)	(8)
Total - Items that do qualify for reclassification	(166)	154	32
Other comprehensive (loss)/income after tax	(166)	154	32
Total comprehensive (loss)/income for the year	1,118	(5,255)	(1,950)
Attributable to:
Preference shareholders	234	260	297
Paid-in equity holders	390	235	79
Dividend access share		1,193
Ordinary shareholders	494	(6,943)	(2,326)
Total comprehensive (loss)/income for the year	1,118	(5,255)	(1,950)
RBS plc
Consolidating financial information
(Loss)/profit for the year	(983)	(3,451)	(1,031)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes	4	63	84
Loss on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk	(68)
Tax (charge)/credit	(18)	(21)	(20)
Total - Items that do not qualify for reclassification	(82)	42	64
Items that do qualify for reclassification
Available-for-sale financial assets	52	(61)	77
Cash flow hedges	(424)	(40)	(546)
Currency translation	(22)	(90)	54
Tax (charge)/credit	93	28	45
Total - Items that do qualify for reclassification	(301)	(163)	(370)
Other comprehensive (loss)/income after tax	(383)	(121)	(306)
Total comprehensive (loss)/income for the year	(1,366)	(3,572)	(1,337)
Attributable to:
Preference shareholders		23	44
Ordinary shareholders	(1,366)	(3,595)	(1,381)
Total comprehensive (loss)/income for the year	(1,366)	(3,572)	(1,337)
Subsidiaries
Consolidating financial information
(Loss)/profit for the year	314	(5,791)	(2,307)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes	86	(1,112)	(157)
Loss on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk	(58)
Tax (charge)/credit	8	309	326
Total - Items that do not qualify for reclassification	36	(803)	169
Items that do qualify for reclassification
Available-for-sale financial assets	(341)	293	(96)
Cash flow hedges	(24)	1	93
Currency translation	10	709	(206)
Tax (charge)/credit	20	50	(21)
Total - Items that do qualify for reclassification	(335)	1,053	(230)
Other comprehensive (loss)/income after tax	(299)	250	(61)
Total comprehensive (loss)/income for the year	15	(5,541)	(2,368)
Attributable to:
Non-controlling interests		87	(77)
Ordinary shareholders	499	(5,628)	(2,291)
Total comprehensive (loss)/income for the year	£ 15	£ (5,541)	£ (2,368)